SHARE CAPITAL (Details Narrative)										12 Months Ended
	Feb. 24, 2022 shares	Nov. 24, 2021 CAD ($) shares $ / shares	Nov. 18, 2021 CAD ($) shares	Jul. 13, 2021	Jun. 15, 2021 CAD ($) $ / shares shares	May 17, 2021 CAD ($) $ / shares shares	May 14, 2021 CAD ($)	Apr. 14, 2021 USD ($)	Feb. 10, 2021 CAD ($)	Jan. 31, 2022 CAD ($) shares $ / shares	Jan. 31, 2021 CAD ($)	May 14, 2021 $ / shares shares	May 14, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares | $						$ 577,450			$ 6,424,684
Fees payable | $										$ 22,239
Shares issued deemed price | (per share)												$ 0.17	$ 0.206
Par value per share | (per share)						$ 0.15						$ 0.34	$ 0.41
Investor relation fees | $							$ 12,117			313,679	$ 161,942
Number of stock issued for private placement						3,849,668
Warrant exercise price | $ / shares						$ 0.20
Warrants exercise term						24 months
Warrants description						The Warrants are subject to an acceleration clause in the event that the common shares are listed on a recognized stock exchange and trade at a price of $0.30 or greater for 10 consecutive trading days, in which event the Company may notify warrant holders that the Warrants must be exercised within a period of 30 days. In case the Warrant holders do not exercise them within the accelerated 30-day period, the warrants will expire automatically.
Warrant reserve | $										$ 58,273
Number of warrants issued										149,310
Weighted average life										4 years 9 months 25 days
Percentage of grant stock options				10.00%
Share based compensation | $										$ 4,770
Number of share options outstanding										1,750,000
Number of stock options exercisable										1,700,000
Number of stock options exercisable, per share | $ / shares										$ 0.25
Short term profit | $										$ 9,977
After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Number of options granted	12,500
Subscription Receipt Offering [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares | $					$ 969,131
Number of shares issued			6,460,872		6,460,872
Par value per share | $ / shares					$ 0.15
Warrants description					Each SR Unit consisted of one common share and one common share purchase warrant of the Company (each, an “SR Warrant”). Each SR Warrant entitles the holder to purchase an additional common share of the Company at a price of $0.30 per common share, if exercised during the first year following the release from escrow, and at a price of $0.60, if exercised during the second year following the release from escrow.
Warrant reserve | $
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			6,460,872
Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			6,460,872
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average life										1 year 7 months 13 days
Independent Contractors Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Fees payable | $								$ 5,000
Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued												29,411	29,411
Investment Dealers [Member] | Broker Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			228,389
Payments for share offering | $			$ 39,261
Number of warrants issued value | $			$ 92,653
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of options granted		1,750,000
Stock options exercisable | $ / shares		$ 0.25
Stock options exercisable term		five years expiring on November 24, 2026
Number of share options vested		1,700,000
Share based compensation | $		$ 330,425
Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of options granted		50,000
Stock options exercisable term		12 months